TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities

As of December 31, 2018 and 2017, the Company’s deferred taxes were in respect of the following:

	December 31,
	2018	2017

Carry forward tax losses	$90,099	$106,481
Employee stock based compensation	19,275	25,117
Deferred revenues	22,153	19,200
Other	53,243	53,848

Deferred tax assets before valuation allowance	184,770	204,646
Valuation allowance – mainly in respect to carryforward losses	(55,745)	(60,703)

Deferred tax asset	129,025	143,943

Intangible assets	(11,335)	(8,862)
Undistributed earnings of subsidiary	(9,925)	(9,925)
Other	(4,663)	(274)

Deferred tax liability	(25,923)	(19,061)

Deferred tax asset, net	$103,102	$124,882

Schedule of Income Before Taxes
e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$902,235	$923,744	$862,554
Foreign	76,605	47,202	34,118

	$978,840	$970,946	$896,672

Components of Income Tax Expense
f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2018	2017	2016

Current	$140,800	$101,902	$194,149
Deferred	16,735	66,121	(22,324)

	$157,535	$168,023	$171,825

Domestic	$132,027	$112,615	$166,152
Foreign	25,508	55,408	5,673

	$157,535	$168,023	$171,825

	Year ended December 31,
	2018	2017	2016

Domestic taxes:
Current	$120,876	$94,340	$175,522
Deferred	11,151	18,275	(9,370)

	132,027	112,615	166,152

Foreign taxes:
Current	19,925	7,562	18,627
Deferred	5,583	47,846	(12,954)

	25,508	55,408	5,673

Taxes on income	$157,535	$168,023	$171,825

Reconciliation Of Unrecognized Tax Benefits
g.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2018		2017

Beginning balance	$342,904		$306,677
Increases related to tax positions taken during prior years	745		46,520
Decreases related to expiration of statute of limitations	-		(41,022)
Increases related to tax positions taken during the current year	31,514		30,729

Ending balance	$375,163	*)	$342,904	*)

*) As of December 31, 2018 and 2017 unrecognized tax benefit in the amounts of $18,413 and $5,451 were presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2018		2017		2016

Income before taxes as reported in the statements of income	$978,839		$970,946		$896,672

Statutory tax rate in Israel	23%		24%		25%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(9%	)	(11%	)	(5%	)
Decrease in US deferred tax due to US tax rate change	-		4%		-
Others, net	2%		-		(1%	)

Effective tax rate	16%		17%		19%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.57		$0.68		$0.26

Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.56		$0.66		$0.26